Tangible Assets and Assets Under Construction (Tables)	12 Months Ended
Dec. 31, 2020
Tangible assets and assets under construction [Abstract]
Disclosure of detailed information about property, plant and equipment
Tanker vessels, barges and pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2018	467,405	(159,178)	308,227
Additions	3,581	(18,642)	(15,061)
Transfers from oil storage plant and port facilities for liquid cargoes	629	-	629
Transfers from deposits for vessels, port terminal and other fixed assets, net	49,421	-	49,421
Balance December 31, 2018	521,036	(177,820)	343,216
Additions	2,403	(18,985)	(16,582)
Impairment loss	-	(2,569)	(2,569)
Write-down	(2,064)	866	(1,198)
Balance December 31, 2019	521,375	(198,508)	322,867
Additions	1,931	(18,475)	(16,544)
Write-down	(308)	-	(308)
Balance December 31, 2020	522,998	(216,983)	306,015

Deferred dry dock and special survey costs	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2018	44,097	(27,685)	16,412
Additions	1,950	(7,204)	(5,254)
Balance December 31, 2018	46,047	(34,889)	11,158
Additions	5,138	(5,166)	(28)
Balance December 31, 2019	51,185	(40,055)	11,130
Additions	4,296	(3,959)	337
Balance December 31, 2020	55,481	(44,014)	11,467

Dry port terminals	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2018	221,823	(20,648)	201,175
Additions	2,529	(6,807)	(4,278)
Disposals	(156)	137	(19)
Transfers to other long term-assets	(26)	-	(26)
Balance December 31, 2018	224,170	(27,318)	196,852
Additions	602	(6,866)	(6,264)
Balance December 31, 2019	224,772	(34,184)	190,588
Additions	870	(6,915)	(6,045)
Write-down	(88)	76	(12)
Balance December 31, 2020	225,554	(41,023)	184,531

Oil storage plant and port facilities for liquid cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2018	29,819	(11,979)	17,840
Additions	-	(478)	(478)
Transfers to tanker vessels, barges and pushboats	(629)	-	(629)
Balance December 31, 2018	29,190	(12,457)	16,733
Additions	-	(320)	(320)
Balance December 31, 2019	29,190	(12,777)	16,413
Additions	-	(301)	(301)
Balance December 31, 2020	29,190	(13,078)	16,112

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2018	5,722	(3,751)	1,971
Additions	1,708	(772)	936
Write-off	(34)	-	(34)
Balance December 31, 2018	7,396	(4,523)	2,873
Additions	434	(437)	(3)
Balance December 31, 2019	7,830	(4,960)	2,870
Additions	488	(672)	(184)
Balance December 31, 2020	8,318	(5,632)	2,686

Total	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2018	768,866	(223,241)	545,625
Additions	9,768	(33,903)	(24,135)
Disposals	(156)	137	(19)
Transfers from deposits for vessels, port terminals and other fixed assets	49,421	-	49,421
Transfers to other long term-assets	(26)	-	(26)
Write-off	(34)	-	(34)
Balance December 31, 2018	827,839	(257,007)	570,832
Additions	8,577	(31,774)	(23,197)
Write-down	(2,064)	866	(1,198)
Impairment loss	-	(2,569)	(2,569)
Balance December 31, 2019	834,352	(290,484)	543,868
Additions	7,585	(30,322)	(22,737)
Write-down	(396)	76	(320)
Balance December 31, 2020	841,541	(320,730)	520,811

Disclosure of impairment loss and reversal of impairment loss
	As of and for the year ended December 31, 2019
Vessel	Initial carrying amount	Impairment loss	Net book value (recoverable amount)
Malva H	12,187	(2,569)	9,618